Shareholder's Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity
Shareholder's Equity

6.                                      Equity

The following tables represent changes in equity attributable to our shareholders and non controlling interests for the nine months ended September 30, 2012 and 2011.

(In thousands)	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non controlling Interests	Total Equity

Balance at December 31, 2011	$214,294	$(109,666)	$(11,827)	$386	$93,187
Net income (loss)	—	(22,590)	—	568	(22,022)
Unrealized gain on cash flow hedge, net of tax of $1,868	—	—	2,887	—	2,887
Cash distributions to non controlling interests	—	—	—	(571)	(571)
Balance at September 30, 2012	$214,294	$(132,256)	$(8,940)	$383	$73,481

(in thousands)	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non controlling Interests	Total Equity

Balance at December 31, 2010	$248,794	$(87,276)	$(14,779)	$—	$146,739
Consolidation of Emergent Group non controlling interest	—	—	—	379	379
Net income (loss)	—	(14,341)	—	297	(14,044)
Dividend declared	(34,500)	—	—	—	(34,500)
Unrealized gain on cash flow hedge, net of tax of $2,044	—	—	5,254	—	5,254
Cash distributions to non controlling interests	—	—	—	(291)	(291)
Contributions from new members to non controlling interests				7	7
Balance at September 30, 2011	$214,294	$(101,617)	$(9,525)	$392	$103,544

10. Shareholder's Equity

Common Stock

        The Company has authorized and issued 1,000 shares of common stock with a par value of $0.01 per share.

Accumulated Other Comprehensive Loss

	December 31, 2011	December 31, 2010
Unrealized loss on minimum pension liability adjustment, net of tax	$(8,940)	$(4,804)
Unrealized loss on cash flow hedge, net of tax	(2,887)	(9,975)

Accumulated Other Comprehensive Loss	$(11,827)	$(14,779)